Trade receivables and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade receivables and other current assets
Trade receivables	$ 32,886	$ 45,442
Deposits and prepayments	4,274	3,250
VAT refundable	4,962	3,192
Other receivables	9	19
Total	$ 42,131	$ 51,903